                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                   July 24, 1998
Fellow Partner:

     Our Fund earned $1.82 per share of net investment income in the six months ended June 30, 1998. Earnings in the same period of 1997 were $1.58 per share. No capital gains were realized in the first six months of 1998.

     After providing for the $0.75 per share distribution to partners of record on June 30, 1998, the net asset value per partnership share, as shown in the enclosed report, was $319.67.

     Since our last report, 97,200 shares of First Union Corp. were received as a result of the merger of CoreStates Financial Corp. Stock splits added the following shares to the portfolio:

121,964  Abbott Laboratories, Inc.
 96,700  Air Products & Chemicals, Inc.
 24,056  CIGNA Corp.
 24,819  Consolidated Papers, Inc.
 58,600  CVS Corp.
 21,065  Lucent Technologies, Inc.
 19,392  Marsh & McLennan Companies, Inc.

     You will notice a change in the names of the Fund's co-investment advisers. As described in the footnotes to the financial statements, this change is the result of internal restructuring. No change has occurred in the day-to-day management of our portfolio.

     Your questions or comments concerning Chestnut Street Exchange Fund are welcomed.

                                           Sincerely,

                                           /s/ ROBERT R. FORTUNE

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The second quarter was a good quarter for large stocks, but a lot more difficult for mid-capitalization and smaller stocks. Large stocks continued to benefit from the low inflation, low interest rate environment which continued from the first quarter. For the quarter the market advanced 3.3% on a total return basis. The average portfolio manager underperformed the market in the second quarter, losing 0.29%.

     The market corrected early in the quarter and then recovered. Wage inflation has been largely checked by productivity growth while wholesale inflation has been consistently low. Oil prices have dropped to a four-year low, in part because of lower Asian demand stemming from the financial crises there, although recent voluntary production cuts suggest a firming of oil prices later this year. The Dow Jones outperformed the broader market in the quarter, rising 4.8% versus the S&P 500's 2.9%. Chestnut Street Exchange Fund lost 2.9% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                             THREE MONTHS    THREE MONTHS
                                                                ENDED           ENDED
                                                               6/30/98         6/30/97
                                                             ------------    ------------
Chestnut Street Exchange Fund............................        -2.9%           14.1%
Dow Jones Industrial Average.............................         4.8%           16.5%
Standard & Poor's 500 Index..............................         2.9%           16.9%

     In the second quarter, both small and mid-capitalization stocks underperformed large capitalization stocks, with the smaller stocks performing the worst.

     Growth stocks outperformed the broader market in the second quarter in large and mid-capitalization stocks, but underperformed value stocks among small capitalization stocks. The Russell 2000 Growth returned -5.74% versus -3.61% for the Russell 2000 Value and -4.66% for the overall index. Large capitalization growth stocks, represented by the Russell 1000 Growth, returned 4.54% versus 0.45% for the Russell 1000 Value and 2.50% for the overall index, while the Russell MidCap Growth returned -.06% versus -2.57% for the Russell MidCap Value Index and -1.51% for the overall index.

     Chestnut Street Exchange Fund's overweights in consumer cyclicals and healthcare continued to help performance, since those again were two of the best performing sectors in this quarter. Also, the Fund's underweight in utilities helped performance, as this was one of the weakest sectors in the quarter. However, the Fund's performance was hurt by its overweights in basic materials and capital equipment, two of the weaker sectors in the quarter and its underweight in consumer non-cyclicals, one of the stronger sectors in the quarter.

July 14, 1998                     BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1998

                                  (UNAUDITED)

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS--98.6%
             AUTO & AUTO PARTS--0.6 %
    61,948   Genuine Parts Company.....       $  2,141,078
                                              ------------
             BANKS--10.8 %
    97,200   First Union Corp. ........          5,661,900
    30,757   First Chicago NBD
               Corp. ..................          2,725,839
    40,000   Morgan (J.P.) & Co.,
               Inc. ...................          4,685,000
   208,287   NationsBank Corp. ........         15,933,917
   314,532   Norwest Corp. ............         11,755,634
                                              ------------
                                                40,762,290
                                              ------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.4%
    45,130   Armstrong World
               Industries, Inc. .......          3,040,634
    45,830   Weyerhaeuser Company......          2,116,773
                                              ------------
                                                 5,157,407
                                              ------------
             BUSINESS PRODUCTS &
               SERVICES--2.7%
     4,355*  ACNielsen Corporation.....            109,964
    50,647   Cognizant Corporation.....          3,190,761
    50,647   Dun & Bradstreet
               Corporation.............          1,829,623
    68,416   Harland (John H.) Co. ....          1,158,796
    52,000   Minnesota Mining &
               Manufacturing Company...          4,273,750
                                              ------------
                                                10,562,894
                                              ------------
             CAPITAL GOODS--0.0%
     4,800   Newport News Shipbuilding,
               Inc. ...................            128,400
                                              ------------
             CHEMICALS--4.4%
   193,400   Air Products & Chemicals,
               Inc. ...................          7,736,000
    52,100   BetzDearborn, Inc. .......          2,197,969
   208,000   Cabot Corporation.........          6,721,000
                                              ------------
                                                16,654,969
                                              ------------
             CONSUMER NON-DURABLES &
               SERVICES--7.1%
   118,953*  Cendant Corp. ............          2,483,144
   283,411   Coca-Cola (The) Company...         24,231,641
                                              ------------
                                                26,714,785
                                              ------------
             CONTAINERS--0.8%
    67,148   Crown Cork & Seal Company,
               Inc. ...................          3,189,530
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             DIVERSIFIED
               COMPANIES--0.8%
   157,190   Ikon Office Solutions,
               Inc. ...................       $  2,289,079
    72,720   Unisource Worldwide,
               Inc. ...................            786,285
                                              ------------
                                                 3,075,364
                                              ------------
             DRUGS & MEDICAL--20.3%
   243,928   Abbott Laboratories,
               Inc. ...................          9,970,557
    39,177   Baxter International,
               Inc. ...................          2,108,212
   403,668   Johnson & Johnson,
               Inc. ...................         29,770,515
   203,995   Merck & Company, Inc. ....         27,284,331
   124,000   SmithKline Beecham p.l.c.
               ADR.....................          7,502,000
                                              ------------
                                                76,635,615
                                              ------------
             ELECTRICAL EQUIPMENT--6.3%
   202,185   Emerson Electric Company..         12,206,919
   128,000   General Electric Company..         11,648,000
                                              ------------
                                                23,854,919
                                              ------------
             ELECTRONICS--17.3%
   105,538   AMP, Inc. ................          3,627,869
    44,596   Hewlett-Packard Company...          2,670,186
   539,676   Intel Corp. ..............         40,003,484
    42,130   Lucent Technologies,
               Inc. ...................          3,504,689
   119,118   Motorola, Incorporated....          6,261,140
   159,207   Raytheon Company..........          9,413,114
                                              ------------
                                                65,480,481
                                              ------------
             ENTERTAINMENT--1.9%
    68,000   Walt Disney Company.......          7,144,250
                                              ------------
             FOOD PROCESSING &
               DISTRIBUTION--3.6%
    97,500   Hershey Foods Corp. ......          6,727,500
   174,000   Philip Morris Cos.,
               Inc. ...................          6,851,250
                                              ------------
                                                13,578,750
                                              ------------
             INSURANCE &
               FINANCIAL--4.9%
    44,000   Aetna, Inc. ..............          3,349,500
    43,930   American Express
               Company.................          5,008,020
    36,084   CIGNA Corp. ..............          2,489,796
    70,000   Fannie Mae................          4,252,500
    58,176   Marsh & McLennan
               Companies, Inc. ........          3,516,012
                                              ------------
                                                18,615,828
                                              ------------

                 See Accompanying Notes to Financial Statements

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (CONTINUED)
             LODGING & RESTAURANT--1.9%
   101,234   McDonald's Corporation....       $  6,985,146
                                              ------------
             NATURAL GAS
               TRANSMISSION--0.2%
    24,000   Tenneco, Inc. ............            913,500
                                              ------------
             OFFICE EQUIPMENT--0.6%
    20,942   International Business
               Machines Corporation....          2,404,403
                                              ------------
             PAPER--0.8%
    49,638   Consolidated Papers,
               Inc. ...................          1,352,636
    55,432   Westvaco Corp.............          1,565,954
                                              ------------
                                                 2,918,590
                                              ------------
             PETROLEUM--2.4%
    27,000   Atlantic Richfield Co. ...          2,109,375
    35,886   Burlington Resources,
               Inc. ...................          1,545,341
    77,648   Exxon Corp. ..............          5,537,273
                                              ------------
                                                 9,191,989
                                              ------------
             PETROLEUM EQUIPMENT &
               SERVICES--1.1%
    60,432   Schlumberger, Ltd. .......          4,128,261
                                              ------------
             POLLUTION CONTROL--1.1%
   114,556   Browning Ferris
               Industries, Inc. .......          3,980,821
                                              ------------
             RETAIL--GENERAL &
               SPECIALTY--4.2%
   116,772   Albertson's, Inc. ........          6,050,249
   117,200   CVS Corp. ................          4,563,475
    16,870*  Footstar, Inc. ...........            809,760
    60,000   Penney (J.C.)
               Company, Inc. ..........          4,338,750
                                              ------------
                                                15,762,234
                                              ------------
             TELEPHONE UTILITIES--1.8%
   124,355   GTE Corp. ................          6,917,247
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             TRANSPORTATION--1.6%
    39,932   Burlington Northern,
               Inc. ...................       $  3,920,823
    40,000   Union Pacific Corp. ......          1,765,000
                                              ------------
                                                 5,685,823
                                              ------------
                 Total Common Stocks
                   (Cost $50,275,743)..        372,584,574
                                              ------------
   PAR
----------
SHORT-TERM OBLIGATIONS--1.4%
$5,200,000   General Electric Capital
               Credit Corp.,
               Commercial Paper,
               5.53712%, 07/06/98
               (Cost $5,200,000)......           5,200,000
                                              ------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $55,475,743)..................100.0%   377,784,574
Distributions payable................. (0.5)%   (1,779,969)
Other assets in excess of other
  liabilities.........................  0.5%     1,873,197
                                      -----   ------------
NET ASSETS (Applicable to 1,182,082
  partnership shares outstanding).....100.0%  $377,877,802
                                      =====   ============
NET ASSET VALUE PER SHARE.............        $     319.67
                                              ============

NET ASSETS APPLICABLE TO SHARES OWNED BY:
Limited partners (1,176,707 shares)...        $376,159,576
Managing general partners (5,375
  shares).............................           1,718,226
                                              ------------
Total net assets (1,182,082 shares)...        $377,877,802
                                              ============

---------------
* Non-Income Producing


                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends...............................   $ 2,714,612
  Interest................................       138,719
                                             -----------
      Total Income........................     2,853,331
                                             -----------
Expenses:
  Investment advisory fee.................       610,601
  Managing general partners' compensation
    and officer's salary..................        13,885
  Legal...................................        19,836
  Custodian fees..........................        12,858
  Audit...................................        12,496
  Transfer agent..........................         7,417
  Insurance...............................           550
  Printing................................         8,183
  Miscellaneous...........................         3,968
                                             -----------
      Total expenses......................       689,794
                                             -----------
        Net investment income.............     2,163,537
                                             -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from security
    transactions: distributed upon
    redemption of partnership shares......     3,827,366

  Unrealized appreciation of investments:
    Beginning of period.....  $294,570,111
    End of period...........   322,308,831
                              ------------
                                              27,738,720
                                             -----------
        Net realized and unrealized gains
          on investments..................    31,566,086
                                             -----------
    Net increase in net assets resulting
      from operations.....................   $33,729,623
                                             ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                              SIX MONTHS
                                 ENDED        YEAR ENDED
                             JUNE 30, 1998   DECEMBER 31,
                              (UNAUDITED)        1997
                             -------------   ------------
INCREASE IN NET ASSETS:
  OPERATIONS:
    Net investment income..  $  2,163,537    $  3,998,930
    Net realized gain from
      security transactions
      (for federal income
      tax purposes net gain
      is $0 and
      $635,794)............             0         635,807
    Excess of market value
      over book value of
      securities
      distributed upon
      redemption of
      partnership shares...     3,827,366      11,356,550
    Increase in unrealized
      appreciation of
      investments..........    27,738,720      50,408,603
                             ------------    ------------
    Increase in net assets
      resulting from
      operations...........    33,729,623      66,399,890
                             ------------    ------------
  DISTRIBUTIONS TO PARTNERS
    FROM:
    Net investment income..    (1,779,969)     (3,987,287)
    Net realized gains
      (federal income tax
      basis)...............             0        (191,984)
                             ------------    ------------
    Total distributions to
      partners.............    (1,779,969)     (4,179,271)
                             ------------    ------------
  CAPITAL SHARE
    TRANSACTIONS:
    Net asset value of 762
      and 3,501 shares
      subscribed or issued
      in lieu of cash
      distributions........       231,114         872,908
    Cost of 18,490 and
      51,856 shares
      repurchased..........    (5,885,378)    (14,706,454)
                             ------------    ------------
    Decrease in net assets
      from capital share
      transactions.........    (5,654,264)    (13,833,546)
                             ------------    ------------
    Total increase in net
      assets...............    26,295,390      48,387,073
  NET ASSETS:
    Beginning of period....   351,582,412     303,195,339
                             ------------    ------------
    End of period..........  $377,877,802    $351,582,412
                             ============    ============

                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                              FINANCIAL HIGHLIGHTS

          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,                   YEAR ENDED DECEMBER 31,
                                      1998       ----------------------------------------------------
                                   (UNAUDITED)     1997       1996       1995       1994       1993
                                   -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.........................   $ 293.03     $ 242.91   $ 194.26   $ 144.43   $ 142.79   $ 134.44
                                    --------     --------   --------   --------   --------   --------
Income From Investment
  Operations:
  Net investment income..........       1.82         3.29       3.36       3.22       3.07       2.62
  Net gains on securities (both
    realized and unrealized).....      26.32        50.27      51.18      49.82       4.27       8.35
                                    --------     --------   --------   --------   --------   --------
       Total from investment
         operations..............      28.14        53.56      54.54      53.04       7.34      10.97
                                    --------     --------   --------   --------   --------   --------
Less Distributions:
  Distributions from net
    investment income............      (1.50)       (3.28)     (3.36)     (3.21)     (3.07)     (2.62)
  Distributions from realized
    gains (federal income tax
    basis).......................       0.00        (0.16)     (2.53)      0.00      (2.63)      0.00
                                    --------     --------   --------   --------   --------   --------
       Total distributions.......      (1.50)       (3.44)     (5.89)     (3.21)     (5.70)     (2.62)
                                    --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period...   $ 319.67     $ 293.03   $ 242.91   $ 194.26   $ 144.43   $ 142.79
                                    ========     ========   ========   ========   ========   ========
Total Return.....................      20.30%*      22.11%     28.09%     36.88%      5.19%      8.19%
Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's)......................   $377,878     $351,582   $303,195   $251,995   $191,348   $196,748
  Ratios to average net assets:
    Operating expenses...........       0.37%*       0.50%      0.51%      0.52%      0.54%      0.54%
    Net investment income........       1.16%*       1.17%      1.55%      1.84%      2.11%      1.87%
  Portfolio Turnover Rate........       0.00%        1.26%      3.92%      0.00%      3.88%      0.00%

---------------
* Annualized

                See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

(A) Chestnut Street Exchange Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. Significant accounting policies are as follows:
    Investments are stated at value in the accompanying financial statements. Securities listed on a securities exchange are valued at the last reported sales price on June 30, 1998 for each security. Securities not so listed or not traded on that date are valued at the latest bid price. Short-term obligations are valued at amortized cost which approximates market. Security transactions are accounted for on the trade date. The cost of investments sold or redeemed in kind is determined by the use of the specific identification method for both financial reporting and income tax purposes. For securities received in the Exchange at inception of the Fund in 1976, cost for financial reporting purposes is the value of the securities as used in the Exchange and for income tax purposes, the tax basis of the individual investor. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. No provision is made for federal income taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Commencing in 1998, taxes on capital gains, if any, will be paid by the Fund and a proportionate credit will be allocated to each shareholder.

    The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(B) Effective January 1, 1998, the Fund changed its tax status from a partnership to a regulated investment company. The change results from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987, which first applied to the Fund after 1997. In connection with the change in tax status, effective January 1, 1998, PNC Bank N.A. ("PNC Bank") is no longer obligated to provide a non-managing general partner. A new Advisory Agreement, approved by the partners on December 18, 1997, effective January 1, 1998, provides for an advisory fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000. The annual rate of the advisory fee was formerly 5/10ths of 1% of the first $100,000,000 of the average daily net assets plus 4/10ths of 1% of net assets exceeding $100,000,000.

    PNC Bank and BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation), a majority-owned subsidiary of PNC Bank, are co-investment advisers to the Fund pursuant to an Advisory Agreement dated January 1, 1998. In June 1998, PNC Bank and BIMC restructured their operations and BlackRock Financial Management ("BFM"), a majority-owned subsidiary of PNC Bank, assumed the rights and obligations of PNC Bank under the Advisory Agreement. The Fund pays BIMC the investment advisory fee stated above for the services of BIMC and BFM. The managing general partners each receive a fixed fee as compensation for their services. PFPC Inc., an affiliate of PNC Bank, is the Fund's transfer agent.

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(C) The aggregate cost of investments for federal income tax purposes at June 30, 1998 was $43,811,880. The aggregate gross unrealized appreciation for all securities is as follows: excess of value over tax cost $333,972,694.

(D) During the six months ended June 30, 1998 there were no purchases or sales of investment securities (excluding short-term obligations).

(E) At June 30, 1998, net assets consisted of:

    Undistributed net investment income....................       $    401,879
    Unrealized gain on investments.........................        322,308,831
    Other capital--paid-in or reinvested...................         55,167,092
                                                                  ------------
                                                                  $377,877,802
                                                                  ============

                     [This Page Intentionally Left Blank.]

                     [This Page Intentionally Left Blank.]

                     [This Page Intentionally Left Blank.]

================================================================================
                           MANAGING GENERAL PARTNERS
                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS
                         BlackRock Financial Management
                                      and
                            BlackRock Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT
                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

================================================================================

================================================================================

                     [CHESTNUT STREET EXCHANGE FUND LOGO]

                               Semiannual Report
                                 June 30, 1998

                            Chestnut Street Exchange
                                      Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
================================================================================